245 Summer Street

Fidelity® Investments

Boston, MA 02210

August 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Municipal Income 2017 Fund
Fidelity Municipal Income 2019 Fund
Fidelity Municipal Income 2021 Fund
Fidelity Municipal Income 2023 Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust